united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30/18

Date of reporting period: 09/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value

	COMMON STOCK - 18.76%
	AEROSPACE/DEFENSE - 0.50%
1,295	Spirit AeroSystems Holdings, Inc.	$ 100,647

	AIRLINES - 0.75%
1,800	American Airlines Group, Inc.	85,482
1,084	United Continental Holdings, Inc. *	65,994
		151,476
	APPAREL - 0.47%
1,993	Michael Kors Holdings Ltd. *	95,365

	BIOTECHNOLOGY - 0.45%
1,126	Gilead Sciences, Inc.	91,228

	CHEMICALS - 0.41%
831	LyondellBasell Industries NV	82,311

	COMMERCIAL SERVICES - 0.87%
3,301	H&R Block, Inc.	87,410
745	ManpowerGroup, Inc.	87,776
		175,186
	COMPUTERS - 1.06%
276	DXC Technology Co.	23,703
3,213	Hewlett Packard Enterprise Co.	47,263
1,689	NCR Corp. *	63,371
1,815	NetApp, Inc.	79,424
		213,761
	DIVERSIFIED FINANCIAL SERVICES - 0.82%
591	Ameriprise Financial, Inc.	87,769
5,140	Navient Corp.	77,203
		164,972
	ELECTRONICS - 0.83%
2,746	Corning, Inc.	82,160
1,019	TE Connectivity Ltd.	84,638
		166,798
	HAND/MACHINE TOOLS - 0.40%
879	Lincoln Electric Holdings, Inc.	80,587

	INSURANCE - 2.28%
1,215	American International Group, Inc.	74,589
799	Assurant, Inc.	76,320
2,057	Assured Guaranty Ltd.	77,652
628	Travelers Companies, Inc.	76,943
2,001	Voya Financial, Inc.	79,820
1,878	XL Group Ltd.	74,087
		459,411
	INTERNET - 0.86%
2,466	Symantec Corp.	80,909
869	VeriSign, Inc. *	92,453
		173,362

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017
Shares		Value

	COMMON STOCK - 18.76% (Continued)
	LEISURE TIME - 0.30%
1,257	Harley-Davidson, Inc.	$ 60,600

	LODGING - 0.43%
1,414	Hyatt Hotels Corp. *	87,371

	MEDIA - 1.31%
1,096	CBS Corp.	63,568
2,664	Discovery Communications, Inc. *	56,717
14,658	Sirius XM Holdings, Inc.	80,912
2,357	Twenty-First Century Fox, Inc.	62,178
		263,375
	MISCELLANEOUS MANUFACTURING- 0.31%
2,543	General Electric Co.	61,490

	PHARMACEUTICALS - 0.36%
1,153	Express Scripts Holding Co. *	73,008

	REAL ESTATE INVESTMENT TRUSTS - 0.32%
1,186	Macerich Co.	65,194

	RETAIL - 3.52%
1,745	AutoNation, Inc. *	82,818
1,912	Bed Bath & Beyond, Inc.	44,875
1,570	Best Buy Co., Inc.	89,427
413	Domino's Pizza, Inc.	82,001
588	McDonald's Corp.	92,128
1,653	Nordstrom, Inc.	77,939
1,073	Signet Jewelers Ltd.	71,408
1,375	Target Corp.	81,139
1,188	Yum! Brands, Inc.	87,449
		709,184
	SAVINGS & LOANS - 0.36%
5,354	Investors Bancorp, Inc.	73,029

	SEMICONDUCTORS - 0.89%
1,952	Applied Materials, Inc.	101,680
1,100	Qorvo, Inc. *	77,748
		179,428
	SOFTWARE - 0.88%
441	Micro Focus International PLC - ADRS *	14,068
787	MSCI, Inc.	92,000
4,464	Nuance Communications, Inc. *	70,174
		176,242
	TELECOMMUNICATIONS - 0.38%
895	Motorola Solutions, Inc.	75,959

	TOTAL COMMON STOCK (Cost - $3,597,043)	3,779,984

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017
Shares				Value

Principal		Interest Rate %	Maturity Date
	U.S. GOVERNMENT & AGENCY - 9.92%
	U.S. TREASURY OBLIGATIONS - 9.92%
2,000,000	United States Treasury Notes	0.75%	10/31/2017
	TOTAL U.S. GOVERNMENT & AGENCY (Cost - $2,000,060)			$ 1,999,550

	SHORT-TERM INVESTMENTS - 54.54%
	U.S. TREASURY BILL - 54.54%
2,000,000	United States Treasury Bill	0.98% **	11/2/2017	1,998,311
3,000,000	United States Treasury Bill	1.02% **	11/9/2017	2,996,750
6,000,000	United States Treasury Bill	1.02% **	11/16/2017	5,992,295
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,987,356)			10,987,356

	TOTAL INVESTMENTS - 83.22% (Cost - $16,584,459) (a)			$ 16,766,890
	OTHER ASSETS LESS LIABILITIES - 16.78%			3,380,086
	TOTAL NET ASSETS - 100.00%			$ 20,146,976

^ All of part of this investment is a holding of CAS Fund Limited.
* Non-income producing security.
** Discount Rate at time of purchase.
ADRS - American Depositary Receipt
LTD - Limited Company
PLC - Public Limited Company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,584,459 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:			$ 344,813
	Unrealized depreciation:			(162,382)
	Net unrealized appreciation:			$ 182,431

	SCHEDULE OF SWAPS			Unrealized Gain
	LONG SWAPS - 0.09% ^
	Total return swap with Societe Generale. The swap provides exposure to the total return on Cane Capital Management's strategy, that is calculated on a daily basis with reference to Gemini Cane Offshore Fund. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap. The swap was effective on October 2015 with an open-ended termination date. In addition, the swap provides for an 0.50% + USK-LIBOR-BBA fee to Scoiete Generale. (Notional Amount $8,238,698)			$ 18,928
	TOTAL LONG SWAP CONTRACTS			$ 18,928

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary index. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,779,984	$ -	$ -	$ 3,779,984
U.S. Government & Agency	-	1,999,550	-	1,999,550
Short-Term Investments	-	10,987,356	-	10,987,356
Total	$ 3,779,984	$ 12,986,906	$ -	$ 16,766,890
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives	$ -	$ -	$ -	$ -
Swaps	-	18,928	-	18,928
Total	$ -	$ 18,928	$ -	$ 18,928
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
** See swap agreements footnote for description and risks of swap.

Consolidation of Subsidiaries – CAS Fund Limited (“CAS”) – In order to achieve its investment objectives, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned subsidiary, CAS, incorporated under the laws of the Cayman Islands. CAS acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. The consolidated financial statements of the Fund include the investment activity and financial statements of CAS. All intercompany balances and transactions have been eliminated in consolidation.

For tax purposes, CAS is an exempted Cayman investment company. CAS has received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, CAS is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, CAS's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

	Inception Date of CAS-CFC	CAS-CFC Net Assets at September 30, 2017	% Of Total Net Assets at September 30, 2017
CAS-CFC	8/29/2014	$ 10,874,819	53.98%

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

CAS-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 10% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Principal Executive Officer

Date 11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Principal Executive Officer

Date 11/28/2017

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Principal Executive Officer

Date 11/28/2017